Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies (Textual)
Advertising expense	$ 26	$ 7	$ 14
Weighted-average number of ordinary shares	24,582,874	24,582,874	24,582,874
Shares issued to former shareholder included in computation of weighted-average number of ordinary shares	480,000